Retirement Plans and Postretirement Costs	12 Months Ended
Jun. 30, 2013
Retirement Plans and Postretirement Costs

RETIREMENT PLANS AND POSTRETIREMENT COSTS

We have a qualified, noncontributory defined benefit pension plan covering substantially all U.S. associates. Benefits are based on years of service and final average compensation. Our policy is to fund at least the minimum actuarially computed annual contribution required under the Employee Retirement Income Security Act of 1974 (ERISA). Plan assets consist primarily of listed equity and fixed income securities. Effective January 1, 2010, an amendment to the qualified defined benefit pension plan discontinued the benefit accruals for salary increases and credited service rendered after December 31, 2009.

We have a noncontributory supplemental executive retirement plan (“SERP”), which is a nonqualified defined benefit plan that essentially mirrors the qualified plan, but provides benefits in excess of certain limits placed on our qualified retirement plan by the Internal Revenue Code. The SERP will pay supplemental pension benefits to certain key associates upon retirement based upon the associates’ years of service and compensation. The SERP is being funded through a Rabbi Trust with BMO Harris Bank N.A. During fiscal 2013, SERP benefits of approximately $5.8 million were cash settled using Rabbi Trust assets and current cash balances. We incurred a settlement charge to operations of approximately $2.1 million pre-tax as a result of a requirement to expense a portion of the unrealized actuarial losses due to the settlement of the SERP obligation. The charge had no effect on our aggregate equity balance because the unrealized actuarial losses were previously recognized during prior periods in accumulated other comprehensive loss. Accordingly, the effect of the settlement charge on our retained earnings was offset by a corresponding reduction in accumulated other comprehensive loss. The Rabbi Trust assets had a value of $1.5 million at June 30, 2013 and $4.4 million at July 1, 2012. The Rabbi Trust assets are included in Other Current Assets in the accompanying Consolidated Balance Sheets. The projected benefit obligation was $1.5 million at June 30, 2013 and $7.2 million at July 1, 2012. The SERP liabilities are included in the pension tables below. However, the Rabbi Trust assets are excluded from the table as they do not qualify as plan assets.

We also sponsor a postretirement health care plan for all U.S. associates hired prior to June 1, 2001. The expected cost of retiree health care benefits is recognized during the years the associates who are covered under the plan render service. Effective January 1, 2010, an amendment to the postretirement health care plan limited the benefit for future eligible retirees to $4,000 per plan year and is subject to a maximum five year coverage period based on the associate’s retirement date and age. The postretirement health care plan is unfunded.

Amounts included in accumulated other comprehensive loss, net of tax, at June 30, 2013, which have not yet been recognized in net periodic benefit cost are as follows (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$37	$(2,662)
Net actuarial loss	17,256	4,313
	$17,293	$1,651

Included in accumulated other comprehensive loss at June 30, 2013 are prior service costs of $12,000 ($7,000 net of tax) and unrecognized net actuarial losses of $2.7 million ($1.7 million net of tax) which are expected to be recognized in pension and SERP net periodic benefit cost during fiscal 2014.

Included in accumulated other comprehensive loss at June 30, 2013 are prior service credits of $764,000 ($474,000 net of tax) and unrecognized net actuarial losses of $847,000 ($525,000 net of tax) which are expected to be recognized in postretirement net periodic benefit cost during fiscal 2014.

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$216	$150	$70	$15	$11	$10
Interest cost	4,447	4,784	4,692	181	227	275
Expected return on plan assets	(6,126)	(6,411)	(6,445)	—	—	—
Amortization of prior service cost (credit)	12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss	4,453	2,414	2,504	898	673	645
Settlement loss	2,144	—	—	—	—	—
Net Periodic benefit cost	$5,146	$949	$833	$330	$147	$166

	Pension and SERP Benefits		Postretirement Benefits
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	5.02%	4.56%	5.02%	4.56%
Expected return on plan assets	7.5%	7.5%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2013			2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$103,383	$89,609	$	4,475	$	4,586
Service cost	216	150		15		11
Interest cost	4,447	4,784		181		227
Actuarial loss (gain)	(8,381)	12,663		239		917
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Benefit obligation at end of year	$89,915	$103,383	$	3,540	$	4,475

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$79,517	$83,023	$	—	$	—
Actual return on plan assets	11,914	(1,683)		—		—
Employer contribution	8,753	2,000		1,370		1,266
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Fair value of plan assets at end of year	90,434	79,517		—		—

Funded status – prepaid (accrued) benefit obligations	$519	$(23,866)	$	(3,540)	$	(4,475)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$1,983	$—	$	—	$	—
Accrued payroll and benefits (current liabilities)	—	(5,664)		(823)		(1,010)
Accrued benefit obligations (long-term liabilities)	(1,464)	(18,202)		(2,717)		(3,465)
Net amount recognized	$519	$(23,866)	$	(3,540)	$	(4,475)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	$5,146	$949	$	330	$	147
Net actuarial (gain) loss	(14,170)	20,756		238		917
Amortization of prior service (cost) credits	(12)	(12)		764		764
Amortization of unrecognized net loss	(6,597)	(2,414)		(898)		(673)
Total recognized in other comprehensive income, before tax	(20,779)	18,330		104		1,008
Total recognized in net periodic benefit cost and other comprehensive income	$(15,633)	$19,279	$	434	$	1,155

The pension benefits have a separately determined accumulated benefit obligation, which is the actuarial present value of benefits based on service rendered and current and past compensation levels. This differs from the projected benefit obligation in that it includes no assumptions about future compensation levels.

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Accumulated benefit obligation	$88,451	$96,167	$1,020	$6,629
Projected benefit obligation	$88,451	$96,167	$1,464	$7,216

For measurement purposes, a 7.5 percent annual rate increase in the per capita cost of covered health care benefits was assumed for fiscal 2014; the rate was assumed to decrease gradually to 5 percent by the year 2018 and remain at that level thereafter relating to retirees prior to January 1, 2010.

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2013	$3	$(3)
Effect on postretirement benefit obligation as of June 30, 2013	$59	$(57)

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of short and long-term plan liabilities, plan funded status and corporate financial condition. The investment portfolio primarily contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth and value style managers, and small, mid and large market capitalizations. The investment portfolio does not include any real estate holdings, but has a small allocation to hedge funds. The investment policy of the plan prohibits investment in STRATTEC stock. Investment risk is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

The pension plan weighted-average asset allocations by asset category are as follows:

	Target Allocation	June 30, 2013	July 1, 2012
Equity investments	70%	64%	64%
Fixed-income Investments	30%	30%	32%
Other	—	6%	4%
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2013 and June 30, 2012 measurement dates (thousands of dollars):

	June 30, 2013								June 30, 2012
Asset Category	Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3		Total
Cash and cash equivalents	$—	$	4,572	$	—	$	4,572	$	3,411	$	—	$	—	$	3,411
Equity Securities/Funds:
Small Cap	13,681		—		—		13,681		10,707		—		—		10,707
Mid Cap	9,048		—		—		9,048		8,404		—		—		8,404
Large Cap	18,039		—		—		18,039		17,872		—		—		17,872
International	17,600		—		—		17,600		13,650		—		—		13,650
Fixed Income Bond Funds/Bonds	1,024		21,383		—		22,407		22,313		—		—		22,313
Hedge Funds	—		—		5,087		5,087		—		—		3,160		3,160
Total	$59,392	$	25,955	$	5,087	$	90,434	$	76,357	$	—	$	3,160	$	79,517

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

	Fair Value June 30, 2012	Net Purchases and Sales	Realized and Unrealized Gain, net	Fair Value June 30, 2013
Hedge Funds	$3,160	$1,420	$507	$5,087

There were no transfers in or out of Level 3 investments during the year ended June 30, 2013.

The expected long-term rate of return on U.S. pension plan assets used to calculate the year-end 2013 projected benefit obligation was 7.5 percent. The target asset allocation is 70 percent public equity and 30 percent fixed income. The 7.5 percent is approximated by applying returns of 9.5 percent on public equity and 3 percent on fixed income to the target allocation. The actual historical returns are also relevant. Annualized returns for periods ended June 30, 2013 were 5.33 percent for 5 years, 7.28 percent for 10 years, 5.65 percent for 15 years, 7.53 percent for 20 years, 8.26 percent for 25 years and 9.32 percent for 30 years.

We expect to contribute approximately $3 million to our qualified pension plan and $823,000 to our postretirement health care plan in fiscal 2014.

We do not expect to make contributions to our SERP in fiscal 2014. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2014	$4,318	$823
2015	$5,269	$724
2016	$5,030	$594
2017	$5,240	$491
2018	$5,463	$392
2019-2023	$30,903	$797

All U.S. associates may participate in our 401(k) Plan. We contribute 100 percent up to the first 5 percent of eligible compensation that a participant contributes to the plan. Our contributions to the 401 (k) Plan totaled approximately $1.5 million in 2013, $1.4 million in 2012 and $1.3 million in 2011.